Santander Group - Agreement with Santander Asset Management and Sale of Allfunds (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 16, 2016
Disclosure of detailed information about business combination [line items]
Proceeds from sale of equity method investment			€ 2,327	€ 883	€ 459
Allfunds Bank Sa [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity		50.00%
Proportion of ownership interest in joint venture to be sold		100.00%		100.00%
Proportion of share capital in disposal group sold	25.00%			25.00%
Proceeds from sale of equity method investment	€ 501			€ 501
Net gain on disposal of investment	€ 297			€ 425
Santander Asset Management [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						50.00%
Consideration transferred, acquisition-date fair value						€ 545
Assumed financing						439
Goodwill recognised as of acquisition date						1,173
Identifiable intangible assets recognised as of acquisition date						320
Financial assets recognised as of acquisition date						181
Deferred tax assets recognised as of acquisition date						€ 176